Share Based Compensation (RSU Remaining Expense) (Details) - Restricted shares [Member]	Dec. 31, 2015 USD ($)
Share-based Compensation Arrangement, Restricted Shares [Line Items]
RSU, Year One	$ 2,755,000
RSU, Year Two	1,558,000
RSU, Year Three	236,000
RSU, Year Four	0
Total Unrecognized Expense	$ 4,549,000